Provisions (Schedule of detailed information about provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Current provisions	$ 33,675	$ 33,575
Non-current provisions	331,799	280,850
Total provisions	365,474	314,425	$ 218,924
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Current provisions	20,308	23,621
Non-current provisions	322,824	278,495
Total provisions	343,132	302,116	202,024
Deferred share units [Member]
Disclosure of other provisions [line items]
Current provisions	8,719	3,876
Non-current provisions	0	0
Total provisions	8,719	3,876	4,288
Restricted share units [Member]
Disclosure of other provisions [line items]
Current provisions	4,648	4,468
Non-current provisions	5,801	1,009
Total provisions	10,449	5,477	12,201
Performance share unit [Member]
Disclosure of other provisions [line items]
Current provisions	0	0
Non-current provisions	2,030
Total provisions	2,030	0	0
Other provisions [Member]
Disclosure of other provisions [line items]
Current provisions	0	1,610
Non-current provisions	1,144	1,346
Total provisions	$ 1,144	$ 2,956	$ 411